UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-04739

                                                     The Zweig Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

                                                     Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

                                                  Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 272-2700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

THE ZWEIG FUND, INC.

SCHEDULE OF INVESTMENTS AND SECURITIES SOLD SHORT

March 31, 2013

(Unaudited)

Asset Allocation as of March 31, 2013

The following table illustrates asset allocations within certain sectors and as a percentage of total investments as of March 31, 2013.
Information Technology	17%
Energy	15%
Industrials	15%
Financials	14%
Consumer Discretionary	12%
Health Care	10%
Materials	6%
Other (includes short-term investments	11%

Total	100%

($ reported in thousands)

		Par		Value
INVESTMENTS
FOREIGN GOVERNMENT SECURITIES	4.7%
Commonwealth of Australia Series 118, 6.500%, 5/15/13		$5,000		$5,230
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13		6,000		5,030
Kingdom of Norway Series 470, 6.500%, 5/15/13		30,000	(4)	5,161

Total Foreign Government Securities (Identified Cost $14,906)				15,421

		Number of Shares
COMMON STOCKS	97.8%
CONSUMER DISCRETIONARY — 11.8%
Amazon.com, Inc.(2)		14,300		3,811
AutoZone, Inc.(2)		12,600		5,000
Coach, Inc.		100,000		4,999
Comcast Corp. Class A(3)		165,000		6,932
Darden Restaurants, Inc.(5)		43,000		2,222
DR Horton, Inc.		211,000		5,127
Ford Motor Co.		421,000		5,536
Goodyear Tire & Rubber Co. (The)(2)		397,000		5,006

				38,633

See notes to Schedule of Investments

	Number of Shares	Value
CONSUMER STAPLES — 4.7%
Altria Group, Inc.	154,000	$5,296
Heinz (H.J.) Co.(5)	28,000	2,024
PepsiCo, Inc.	72,000	5,696
Safeway, Inc.(5)	83,000	2,187

		15,203

ENERGY — 15.3%
Buckeye Partners LP(5)	38,000	2,324
Chevron Corp.	45,000	5,347
ConocoPhillips	48,000	2,885
Continental Resources, Inc.(2)	61,000	5,303
Energy Transfer Partners LP(5)	43,000	2,180
Schlumberger Ltd.	69,000	5,167
Tesoro Corp.	91,000	5,328
Total SA Sponsored ADR(5)	37,000	1,775
Valero Energy Corp.	110,000	5,004
Whiting Petroleum Corp.(2)	109,000	5,541
Williams Cos., Inc. (The)	143,000	5,357
WPX Energy, Inc.(2)	244,000	3,909

		50,120

FINANCIALS — 14.3%
Aflac, Inc.	106,000	5,514
BB&T Corp.	209,000	6,560
BlackRock, Inc.	21,600	5,549
Goldman Sachs Group, Inc. (The)	35,000	5,150
HCP, Inc.(5)	43,000	2,144
JPMorgan Chase & Co.	165,000	7,831
Lincoln National Corp.	159,000	5,185
Silver Bay Realty Trust Corp	8,000	166
Two Harbors Investment Corp.(5)	160,000	2,018
U.S. Bancorp	197,000	6,684

		46,801

HEALTH CARE — 10.3%
Abbott Laboratories	152,000	5,369
Biogen Idec, Inc.(2)	31,000	5,980
Eli Lilly & Co.(5)	37,000	2,101
Gilead Sciences, Inc.(2)	145,000	7,095
Johnson & Johnson	69,000	5,625
Merck & Co., Inc.(5)	46,000	2,035
UnitedHealth Group, Inc.	97,000	5,549

		33,754

See notes to Schedule of Investments

	Number of Shares	Value
INDUSTRIALS — 14.7%
Alaska Air Group, Inc.(2)	86,000	$5,500
Caterpillar, Inc.	60,000	5,218
Cummins, Inc.	55,000	6,369
Deere & Co.	58,000	4,987
Dover Corp.	73,000	5,320
Lockheed Martin Corp.(5)	21,000	2,027
Parker Hannifin Corp.	55,000	5,037
Robinson (C.H.) Worldwide, Inc.	43,000	2,557
Trinity Industries, Inc.	121,000	5,485
Union Pacific Corp.	38,000	5,412

		47,912

INFORMATION TECHNOLOGY — 17.1%
Apple, Inc.	28,500	12,615
Citrix Systems, Inc.(2)	73,000	5,268
EMC Corp.(2)	223,000	5,327
Google, Inc. Class A(2)	6,400	5,082
Intel Corp.(5)	90,000	1,966
MasterCard, Inc. Class A	12,300	6,656
QUALCOMM, Inc.	123,000	8,235
VeriSign, Inc.(2)(5)	114,000	5,390
Visa, Inc. Class A(3)	32,000	5,435

		55,974

MATERIALS — 5.9%
CF Industries Holdings, Inc.	19,800	3,769
Cliffs Natural Resources, Inc.(5)	224,000	4,258
Du Pont (E.I.) de Nemours & Co.	41,000	2,016
Freeport-McMoRan Copper & Gold, Inc.	162,000	5,362
Monsanto Co.	38,000	4,014

		19,419

TELECOMMUNICATION SERVICES — 3.0%
AT&T, Inc.(5)	59,000	2,165
CenturyLink, Inc.(5)	61,000	2,143
Verizon Communications, Inc.	111,000	5,455

		9,763

UTILITIES — 0.7%
FirstEnergy Corp.(5)	50,000	2,110

		2,110

Total Common Stocks (Identified Cost $271,681)		319,689

See notes to Schedule of Investments

		Number of Shares	Value
CLOSED-END FUNDS	1.7%
Templeton Dragon Fund, Inc.		202,000	$5,642

Total Closed-End Funds (Identified Cost $3,870)			5,642

Total Long Term Investments—104.2% (Identified cost $290,457)			340,752

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET MUTUAL FUNDS — 0.2%
Fidelity Money Market Portfolio — Institutional Shares (Seven-day effective yield 0.140%)		635,729	636

Total Short-Term Investments (Identified Cost $636)			636

Total Investments, Before Securities Sold Short and Written Options (Identified Cost $291,093) — 104.4%			341,388

SECURITIES SOLD SHORT — (2.1)%
COMMON STOCK — (2.1)%
CONSUMER DISCRETIONARY — (2.1)%
Buffalo Wild Wings, Inc.(2)		47,000	(4,114)
Vail Resorts, Inc.		46,000	(2,867)

Total Securities Sold Short (Proceeds $5,922)			(6,981)

		Contracts
WRITTEN OPTIONS	(0.1)%
CALL OPTIONS — (0.1)%
Comcast Corp., expiring 4/20/13 strike price $41.00		640	(72)
Visa, Inc., expiring 6/22/13 strike price $165.00		165	(151)

Total Written Options (Premiums Received $119)			(223)

Total Investments, Net of Securities Sold Short and Written Options (Identified Cost $285,052) — 102.2%			334,184
Other Assets and Liabilities, Net — (2.2)%			(7,195)

Net Assets — 100.0%			$326,989

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.
(4)	Par value represents Norwegian Krone. (reported in thousands)
(5)	All or a portion of securities segregated as collateral for margin borrowing and/or securities sold short.

See notes to Schedule of Investments

($ reported in thousands)

Country Weightings (Unaudited)†
United States	93%
Australia	2%
China	2%
France	1%
New Zealand	1%
Norway	1%

Total	100%

†	% of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s net assets as of March 31, 2013. (See Security Valuation Note 1A in the Notes to Financial Statements):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$319,689	$319,689	$—
Closed-End Funds	5,642	5,642	—
Short-Term Investments	636	636	—
Debt Securities:
Foreign Government Securities	15,421	—	15,421

Total Investments before Securities Sold Short and Written Options	$341,388	$325,967	$15,421

Liabilities
Securities Sold Short	(6,981)	(6,981)	—
Written Options	(223)	(223)	—

Total Liabilities	$(7,204)	$(7,204)	$—

There are no Level 3 (significant unobservable input) priced securities.

See notes to Schedule of Investments

THE ZWEIG FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2013

(Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.  Security Valuation:

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Internal fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.  Security Transactions and Investment Income:

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.  Foreign Currency Translation:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

D.  Derivative Financial Instruments:

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write listed covered and uncovered put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or market sector advance. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities or for yield enhancement.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value before written options” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in unrealized appreciation/(depreciation) on investments on the Statement of Operations. Changes in value of written options is included in unrealized appreciation/(depreciation) on written options on the Statement of Operations.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain/(loss) on investment transactions on the Statement of Operations. Gain or loss on written options is presented separately as net realized gain/(loss) on written options transactions on the Statement of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

E.  Short Sales:

($ reported in thousands)

A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased by, and any realized loss increased by, the amount of transaction costs. Dividends on short sales are recorded as an expense to the Fund on ex-dividend date. At March 31, 2013 the value of securities sold short amounted to $6,981 against which collateral of $7,817 was held. The collateral includes the deposits with broker for securities held short and the value of the segregated investments held long, as shown in the Schedule of Investments and Securities Sold Short. Short selling used in the management of the Fund may accelerate the velocity of potential losses if the prices of securities sold short appreciate quickly. Stocks purchased may decline in value at the same time stocks sold short may appreciate in value, thereby increasing potential losses.

NOTE 2 — INDEMNIFICATIONS

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 — CREDIT RISK AND ASSET CONCENTRATIONS

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$291,970	$54,101	$(4,683)	$49,418
Securities Sold Short	(5,922)	—	(1,059)	(1,059)
Written Options	(119)	—	(104)	(104)

NOTE 5 — RECENT ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities”. The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not yet been determined.

NOTE 6 — SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in these financial statements.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Zweig Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 05/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 05/29/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date 05/29/2013

* Print the name and title of each signing officer under his or her signature.